CONTINGENCIES AND COMMITMENTS (Tables)	12 Months Ended
Aug. 31, 2022
Disclosure of contingent liabilities [abstract]
Disclosure of detailed information about commitments [Table Text Block]
Payments Due by Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$111	$44	$-	$-	$155
Environmental Bonds	47	95	71	-	213
Totals	$158	$139	$71	$-	$368